As filed with the Securities and Exchange Commission on March 9, 2018

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00994

RMB Investors Trust
 (Exact name of registrant as specified in charter)

115 South LaSalle Street, 34th Floor
Chicago, IL 60603
 (Address of principal executive offices) (Zip code)

Walter H. Clark
115 South LaSalle Street, 34th Floor
Chicago, IL 60603
 (Name and address of agent for service)

(800) 462-2392
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: December 31, 2017

Item 1. Reports to Stockholders.

DECEMBER 31, 2017

THE RMB FAMILY OF FUNDS

RMB International Small Cap Fund
RMB International Fund
RMB Japan Fund

RMB International Small Cap Fund
Portfolio Holdings As of December 31, 2017

	Number of Shares	Value
Common Stocks 95.5%
Australia 4.5%
Nanosonics Ltd.[a]	1,167	$2,522
Scottish Pacific Group Ltd.	776	1,986
		4,508
Canada 4.0%
Cameco Corp.	219	2,023
ShawCor Ltd.	93	2,028
		4,051
France 5.0%
Criteo S.A. — ADR[a]	78	2,030
Ingenico Group S.A.	28	2,991
		5,021
Germany 2.6%
Cancom SE	31	2,581

Hong Kong 3.6%
Johnson Electric Holdings Ltd.	500	2,096
Pico Far East Holdings Ltd.	3,713	1,483
		3,579
Japan 28.8%
Aeon Delight Co. Ltd.	81	3,033
Asante, Inc.	120	2,025
CyberAgent, Inc.	64	2,499
Daiseki Co. Ltd.	110	3,060
DIC Corp.	68	2,571
Dip Corp.	97	2,507
Doshisha Co. Ltd.	118	2,511
Mandom Corp.	77	2,525
NGK Spark Plug Co. Ltd.	125	3,039
PeptiDream, Inc.[a]	58	1,987
Transcosmos, Inc.	120	3,068
		28,825
New Zealand 1.5%
Skellerup Holdings Ltd.	1,148	1,505

Norway 9.0%
Axactor ABa	8,512	2,975
Kongsberg Gruppen ASA	192	3,531
Norwegian Finans Holding ASA[a]	227	2,544
		9,050
Spain 2.0%
Talgo SA	396	2,024

Sweden 3.6%
Elekta AB — Series B	430	3,552

Switzerland 3.0%
Luxoft Holding, Inc.[a]	54	3,008

United Kingdom 27.9%
Avon Rubber PLC	157	2,583
Clarkson PLC	53	2,047
Devro PLC	641	1,982
Go-Ahead Group PLC	150	3,016
Indivior PLC[a]	276	1,521
ITE Group PLC	1,072	2,631
Just Group PLC	1,322	3,041
Mitie Group PLC	1,176	3,068
On the Beach Group PLC	477	3,027
Vectura Group PLC[a]	1,872	2,975
Volution Group PLC	725	2,007
		27,898
Total Common Stocks
(Cost $95,412)		95,602

Total Investments 95.5%
(Cost $95,412)		$95,602

Other Assets in Excess of Liabilities 4.5%		4,524

Total Net Assets 100.0%		$100,126

a   Non-Income Producing.

Portfolio Diversification

Sectors	Percentage
Industrials	28.0%
Consumer Discretionary	17.2%
Information Technology	16.2%
Health Care	12.5%
Financials	10.5%
Consumer Staples	4.5%
Energy	4.0%
Materials	2.6%
Total Common Stocks	95.5%
Total Investments	95.5%
Other Assets in Excess of Liabilities	4.5%
Total Net Assets	100.0%

See Notes to Financial Statements	RMB INTERNATIONAL SMALL CAP FUND	1

RMB International Fund
Portfolio Holdings As of December 31, 2017

	Number of Shares	Value
Common Stocks 97.7%
Canada 3.0%
Open Text Corp.	85	$3,023

Finland 5.0%
Nokia OYJ	533	2,490
UPM-Kymmene OYJ	80	2,487
		4,977
France 13.0%
AXA S.A.	84	2,493
Elis S.A.[a]	74	2,043
Ingenico Group S.A.	33	3,525
Publicis Groupe S.A.	37	2,515
Thales S.A.	23	2,480
		13,056
Germany 8.1%
CANCOM SE	25	2,082
Fresenius SE & Co. KGaA	45	3,513
LEG Immobilien AG	22	2,515
		8,110
Hong Kong 2.1%
Johnson Electric Holdings Ltd.	500	2,096

Ireland 8.0%
Bank of Ireland Group PLC[a]	234	1,992
Glanbia PLC	170	3,039
Ryanair Holdings PLC — ADR[a]	29	3,022
		8,053
Japan 28.3%
Aeon Delight Co. Ltd.	68	2,546
CyberAgent, Inc.	64	2,499
Daiseki Co. Ltd.	91	2,532
DIC Corp.	68	2,571
Mandom Corp.	61	2,000
NGK Spark Plug Co. Ltd.	125	3,039
Olympus Corp.	53	2,032
ORIX Corp.	178	3,009
Seven & i Holdings Co. Ltd.	73	3,034
Sompo Holdings, Inc.	65	2,518
Yahoo Japan Corp.	545	2,501
		28,281
Netherlands 2.5%
QIAGEN N.V.[a]	80	2,474

Norway 5.0%
Axactor ABa	7,093	2,479
Kongsberg Gruppen ASA	137	2,520
		4,999
Sweden 8.5%
Autoliv, Inc.	19	2,415
Elekta AB — Series B	430	3,552
SKF AB — Series B	113	2,510
		8,477
Switzerland 2.5%
Luxoft Holding, Inc.[a]	45	2,507

United Kingdom 9.2%
Compass Group PLC	119	2,571
Indivior PLC[a]	368	2,028
Mitie Group PLC	784	2,045
On the Beach Group PLC	397	2,519
		9,163
United States 2.5%
HEICO Corp.	27	2,547

Total Common Stocks
(Cost $97,628)		97,763

Total Investments 97.7%
(Cost $97,628)		$97,763

Other Assets in Excess of Liabilities 2.3%		2,305

Total Net Assets 100.0%		$100,068

a   Non-Income Producing.

Portfolio Diversification

Sectors	Percentage
Industrials	24.3%
Information Technology	16.1%
Consumer Discretionary	15.5%
Health Care	13.6%
Financials	12.5%
Consumer Staples	8.1%
Materials	5.1%
Real Estate	2.5%
Total Common Stocks	97.7%
Total Investments	97.7%
Other Assets in Excess of Liabilities	2.3%

Total Net Assets	100.0%

2	RMB INTERNATIONAL FUND	See Notes to Financial Statements

RMB Japan Fund
Portfolio Holdings As of December 31, 2017

	Number of Shares	Value
Common Stocks 99.2%
Japan 99.2%
Ajinomoto Co., Inc.	107	$2,014
Dai-ichi Life Holdings, Inc.	49	1,011
Daiichi Sankyo Co. Ltd.	77	2,007
DIC Corp.	55	2,080
Dip Corp.	78	2,016
Fujitsu Ltd.	563	4,011
Fukuoka REIT Corp.	2	2,985
Goldcrest Co. Ltd.	176	3,556
Gree, Inc.	563	3,537
HIS Co. Ltd.	55	1,994
Hitachi Ltd.	258	2,010
Japan Hotel REIT Investment Corp.	3	2,013
Japan Post Holdings Co. Ltd.	176	2,018
JFE Holdings, Inc.	83	1,993
KH Neochem Co. Ltd.	79	2,023
Koei Tecmo Holdings Co. Ltd.	174	3,516
Maxell Holdings Ltd.	141	3,012
Mitsubishi Electric Corp.	121	2,010
Mitsubishi Heavy Industries Ltd.	54	2,018
Mitsubishi UFJ Financial Group, Inc.	207	1,518
Mitsui Fudosan Co. Ltd.	158	3,541
Mitsui Mining & Smelting Co. Ltd.	34	1,989
MS&AD Insurance Group Holdings, Inc.	60	2,030
Nippon Suisan Kaisha Ltd.	769	4,020
OPT Holding, Inc.	179	2,024
ORIX Corp.	119	2,011
Rakuten, Inc.	385	3,528
Recruit Holdings Co. Ltd.	60	1,491
Seven & i Holdings Co. Ltd.	48	1,995
Shin-Etsu Chemical Co. Ltd.	20	2,032
SoftBank Group Corp.	51	4,037
Sony Corp.	45	2,030
Takuma Co. Ltd.	250	3,501
Toei Co. Ltd.	35	3,539
Tokio Marine Holdings, Inc.	44	2,008
Tokyo Tatemono Co. Ltd.	150	2,026
Tokyu Corp.	126	2,011
Toppan Printing Co. Ltd.	448	4,052
TV Asahi Holdings Corp.	175	3,519
		98,726
Total Common Stocks
(Cost $99,079)		98,726

Total Investments 99.2%
(Cost $99,079)		$98,726

Other Assets in Excess of Liabilities 0.8%		840

Total Net Assets 100.0%		$99,566

Portfolio Diversification

Sectors	Percentage
Information Technology	18.2%
Consumer Discretionary	16.7%
Industrials	15.1%
Real Estate	14.2%
Financials	10.6%
Materials	10.2%
Consumer Staples	8.1%
Telecommunication Services	4.1%
Health Care	2.0%
Total Common Stocks	99.2%
Total Investments	99.2%
Other Assets in Excess of Liabilities	0.8%

Total Net Assets	100.0%

See Notes to Financial Statements	RMB JAPAN FUND	3

Statements of Assets and Liabilities As of December 31, 2017

	RMB International Small Cap Fund	RMB International Fund	RMB Japan Fund
Assets:
Investments at cost	$95,412	$97,628	$99,079
Investments at value	$95,602	$97,763	$98,726
Cash	100,000	100,000	100,000
Due from adviser	2,487	2,488	2,498
Total assets	198,089	200,251	201,224

Liabilities:
Payables from investments purchased	95,462	97,682	99,146
Other accrued expenses and liabilities	2,501	2,501	2,512
Total Liabilities	97,963	100,183	101,658
Net Assets	$100,126	$100,068	$99,566

Net Assets Consist of:
Paid in capital	$99,986	$99,987	$99,992
Accumulated net investment loss	—	—	(6)
Unrealized appreciation (depreciation) on investments and foreign currency translations	140	81	(420)
Net Assets	$100,126	$100,068	$99,566

Capital Stock, $0.01 Par Value
Issued and outstanding	10,000	10,000	10,000

Net Asset Value, Redemption Price and Offering Price Per Share	$10.01	$10.01	$9.96

4	ASSETS AND LIABILITIES	See Notes to Financial Statements

Statements of Operations For the period ended December 31, 2017*

	RMB International Small Cap Fund	RMB International Fund	RMB Japan Fund
Investment Income:
Dividend income	$—	$—	$—
Interest income	—	—	—
Total investment income	—	—	—

Expenses:
Advisory fees	9	8	10
Fund administration fees	548	548	548
Legal fees	384	384	383
Federal and state registration fees	378	378	378
Transfer agent fees	329	329	329
Reports to shareholders	274	274	274
Custody fees	203	203	214
Audit fees	192	192	192
Other	194	194	194
Total expenses before waiver and reimbursement	2,511	2,510	2,522
Waiver and reimbursement of expenses by adviser	(2,497)	(2,497)	(2,508)
Net expenses	14	13	14
Net investment loss	(14)	(13)	(14)

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on Investments	—	—	—
Change in net unrealized appreciation/depreciation on:
Investments	190	135	(353)
Foreign currency translations	(50)	(54)	(67)
Net Realized and Unrealized Gain (Loss) on Investments and foreign currency	140	81	(420)
Net increase (decrease) in net assets resulting from operations	$126	$68	$(434)

*   RMB International Small Cap Fund, RMB International Fund and RMB Japan Fund commenced operations on December 27, 2017.

See Notes to Financial Statements	OPERATIONS	5

Statements of Changes in Net Assets

	RMB International Small Cap Fund	RMB International Fund	RMB Japan Fund
	For the period December 27, 2017* through December 31, 2017	For the period December 27, 2017* through December 31, 2017	For the period December 27, 2017* through December 31, 2017
Operations:
Net investment loss	$(14)	$(13)	$(14)
Net realized gain on investments	—	—	—
Change in net unrealized appreciation/depreciation on:
Investments	190	135	(353)
Foreign currency translations	(50)	(54)	(67)
Net increase (decrease) in net assets resulting from operations	126	68	(434)

Distributions Paid from:
Net investment income	—	—	—
Net realized gain	—	—	—
Net decrease in net assets resulting from distributions	—	—	—

Capital Share Transactions:
Shares sold	100,000	100,000	100,000
Shares issued to holders in reinvestment of distributions	—	—	—
Shares redeemed	—	—	—
Net increase in net assets resulting from capital share transactions	100,000	100,000	100,000
Total Increase (Decrease) in Net Assets	100,126	100,068	99,566

Net Assets:
Beginning of period	—	—	—
End of period	$100,126	$100,068	$99,566
Accumulated net investment loss	$—	$—	$(6)

Transactions in Shares:
Shares sold	10,000	10,000	10,000
Shares issued to holders in reinvestment of distributions	—	—	—
Shares redeemed	—	—	—
Net increase in shares outstanding	10,000	10,000	10,000

*    Commencement of operations.

6	CHANGES IN NET ASSETS	See Notes to Financial Statements

Financial Highlights For a capital share outstanding throughout the period.

RMB International Small Cap Fund

Period Ended December 31, 2017[1]
Net Asset Value, Beginning of Period	$10.00

Income (Loss) from investment operations:
Net investment income (loss)	—
Net realized and unrealized gain on investments and foreign currency	0.01
Total Income from Investment Operations	0.01

Less distributions:
From net investment income	—
From net realized gain on investments	—
Total Distributions	—
Net Asset Value, End of Period	$10.01
Total Return	0.10%[2]

Supplemental data and ratios:
Net assets, end of period (in thousands)	$100
Ratio of expenses to average net assets
Before waivers and reimbursements	229.11%[3]
Net of waivers and reimbursements	1.25%[3]
Ratio of net investment loss to average net assets
Before waivers and reimbursements	(229.11)%[3]
Net of waivers and reimbursements	(1.25)%[3]
Portfolio turnover rate	—

1     Commenced operations on December 27, 2017.
2     Not annualized.
3     Annualized.

See Notes to Financial Statements	FINANCIAL HIGHLIGHTS	7

Financial Highlights (Continued) For a capital share outstanding throughout the period.

RMB International Fund

Period Ended December 31, 2017[1]
Net Asset Value, Beginning of Period	$10.00

Income (Loss) from investment operations:
Net investment income (loss)	—
Net realized and unrealized gain on investments and foreign currency	0.01
Total Income from Investment Operations	0.01

Less distributions:
From net investment income	—
From net realized gain on investments	—
Total Distributions	—
Net Asset Value, End of Period	$10.01
Total Return	0.10%[2]

Supplemental data and ratios:
Net assets, end of period (in thousands)	$100
Ratio of expenses to average net assets
Before waivers and reimbursements	229.01%[3]
Net of waivers and reimbursements	1.15%[3]
Ratio of net investment loss to average net assets
Before waivers and reimbursements	(229.01)%[3]
Net of waivers and reimbursements	(1.15)%[3]
Portfolio turnover rate	—

1     Commenced operations on December 27, 2017.
2     Not annualized.
3     Annualized.

8	FINANCIAL HIGHLIGHTS	See Notes to Financial Statements

Financial Highlights (Continued) For a capital share outstanding throughout the period.

RMB Japan Fund

Period Ended December 31, 2017[1]
Net Asset Value, Beginning of Period	$10.00

Income (Loss) from investment operations:
Net investment loss	(0.00)[2]
Net realized and unrealized loss on investments and foreign currency	(0.04)
Total Loss from Investment Operations	(0.04)

Less distributions:
From net investment income	—
From net realized gain on investments	—
Total Distributions	—
Net Asset Value, End of Period	$9.96
Total Return	(0.40)%[3]

Supplemental data and ratios:
Net assets, end of period (in thousands)	$100
Ratio of expenses to average net assets
Before waivers and reimbursements	230.16%[4]
Net of waivers and reimbursements	1.30%[4]
Ratio of net investment loss to average net assets
Before waivers and reimbursements	(230.16)%[4]
Net of waivers and reimbursements	(1.30)%[4]
Portfolio turnover rate	—

1     Commenced operations on December 27, 2017.
2     Less than $0.01 per share.
3     Not annualized.
4     Annualized.

See Notes to Financial Statements	FINANCIAL HIGHLIGHTS	9

Notes to Financial Statements

1. Organization

RMB Investors Trust (the ‘‘Trust’’) is registered as a diversified open-end management investment company under the Investment Company Act of 1940, as amended (the ‘‘1940 Act’’). The Trust consists of six series. This report covers RMB International Small Cap Fund, RMB International Fund, and RMB Japan Fund (each a ‘‘Fund’’ and collectively the ‘‘Funds’’). RMB Capital Management, LLC (the ‘‘Adviser’’ or ‘‘RMB’’) serves as investment adviser to the Funds. Each Fund’s investment objective is to seek long-term capital appreciation. The Funds commenced operations on December 27, 2017.

2. Significant Accounting Policies

The Funds consistently follows the accounting policies set forth below which are in conformity with accounting principles generally accepted in the United States of America (‘‘U.S. GAAP’’). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (the ‘‘FASB’’) Accounting Standard Codification Topic 946 ‘‘Financial Services — Investment Companies’’.

(A) Investment Valuation

Portfolio securities and any other Fund assets shall be valued each day on which the New York Stock Exchange is open for business, using readily available market quotations at such times as are established in the Trust’s registration statement. The valuation methods below are listed in order of priority; the highest priority shall be employed when available, portfolio securities shall be fair valued by RMB’s Valuation Committee in conformity with the fair valuation provisions below.

Equity Securities, Warrants, Exchange Trading Funds (‘‘ETFs’’), and American Depository Receipts (‘‘ADRs’’) Listed on a U.S. Exchange. The market value shall be the last reported sale price on the market on which the security primarily trades. If there is no such last sale reported, securities will be valued at the mean between the closing bid and closing asked prices on the primary market.

Equity Securities on NASDAQ. The market value shall be the NASDAQ Official Closing Price or ‘‘NOCP.’’ The NOCP is determined by NASDAQ to be the last reported sale price, unless the last sale price is above or below the last reported bid and asked prices. If the last reported bid and asked price is above the last sale price, the last reported bid is used; conversely, if the last reported bid and asked price is below the last sale price, the last reported asked price will serve as the NOCP. If no last sales price is reported, the securities will be valued at the mean between the closing bid and closing asked price on the market on which the security primarily trades.

Foreign Equity Securities Traded on Foreign Exchanges. The market value shall be the last reported sale price in the market on which the security primarily trades. If there is no such last sale reported, securities will be valued at the mean between the closing bid and closing asked prices on the primary exchange.

The Board has approved the use of a third-party vendor’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the NYSE. When fair value pricing is employed, the value of the portfolio security used to calculate the Funds’ NAV may differ from quoted or official closing prices. Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular security may be materially different from the value realized upon its sale. It is possible that market timers may attempt to buy or sell Fund shares to profit from price movements in foreign markets that are not yet reflected in a Fund’s NAV. Such trades may have the effect of reducing the value of existing shareholders’ investments. The Trust’s use of fair value pricing is designed to more accurately reflect the current market value of a portfolio security and to minimize the possibilities for time-zone arbitrage; however, the Trust’s process may not be effective in preventing short-term NAV arbitrage trading.

(B) Shares Valuation

The NAV per share of the Funds is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses), by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading.

(C) Federal Income Taxes

Each Fund has elected to be treated as a ‘‘regulated investment company’’ under Subchapter M of the Internal Revenue Code of 1986 (the ‘‘IRC’’). Each Fund intends to distribute substantially all of its taxable income and any accumulated net realized capital gains. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Funds may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be reclaimed. The Funds will accrue such taxes and reclaims as applicable based upon their current interpretations of the tax rules and regulations that exist in the markets in which they invest.

Each Fund has adopted accounting standards regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2017, the Funds did not incur any interest or penalties. The Funds did not have any open tax years prior to December 31, 2017. No Fund is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits or loss will significantly change in the next 12 months.

(D) Security Transactions, Investment Income, and Distributions

Security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date, and interest income is recognized on a accrual basis. Realized gains and losses are evaluated on the basis of identified costs. Premiums and discounts on the purchase of securities are amortized/accreted using the effective interest method. U.S. GAAP requires that permanent financial reporting and tax differences be reclassified in the capital accounts. Capital gains and income distributions, if any, are distributed at least annually.

10	NOTES TO FINANCIAL STATEMENTS

Notes to Financial Statements (Continued)

(E) Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates, and such differences could be material.

(F) Foreign Currency Translation

Values of investments, receivables and payables denominated in foreign currencies are converted into U.S. dollars using a spot market rate of exchange each day. Purchases and sales of investments and dividend and interest income are translated to U.S. dollars using a spot market rate of exchange prevailing on the dates of such transactions.

The portion of security gains and losses resulting from changes in foreign exchange rates are included with net realized and unrealized gain or loss from investments, as appropriate, for both financial reporting and tax purposes.

The Funds bear the risk of changes in the foreign currency exchange rates and the impact on the value of assets and liabilities denominated in foreign currency. The Funds also bear the risk of a counterparty failing to fulfill its obligation under a foreign currency contract. Investments in securities of foreign companies involve additional risks including: less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates and political and economic instability. The risks of foreign investments are typically greater in emerging and less-developed markets.

(G) Indemnifications

Under the Funds’ organizational documents, officers and independent trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

3. Investment Adviser and Related Parties

The Funds have entered into an investment advisory agreement (the ‘‘Advisory Agreement’’) with the Adviser. Under the Advisory Agreement, the Adviser has overall responsibility for the general management and investment of the Funds’ portfolio, subject to the supervision of the Board of Trustees. Fees are calculated daily and payable monthly, at annual rates set forth in the table below (expressed as a percentage of each Fund’s average daily net assets). Pursuant to an expense limitation agreement, RMB has agreed to waive all or a portion of its respective management fees and/or reimburse each Fund’s operating expenses (exclusive of certain expenses such as brokerage, interest, taxes and extraordinary expenses) to ensure that each Fund’s operating expenses do not exceed the expense limitation listed below. Fees waived and expenses reimbursed are netted against ‘‘Payable to adviser’’ on the Statement of Assets and Liabilities. On a monthly basis, these accounts are settled by each Fund making a payment to RMB or RMB reimbursing the Fund if the reimbursement amount exceeds the advisory fee. If the amount of fees waived and expenses reimbursed exceeds the advisory fee earned, this is shown on the Statement of Assets and Liabilities as ‘‘Due from adviser.’’ The expense limitation agreement will continue in effect with respect to each Fund until December 31, 2018, with successive renewal terms of one year unless terminated by RMB or the Funds’ Board of Trustees prior to any such renewal.

Annual Expense

RMB Funds	Advisory Fees	Class I Shares Limitation
RMB International Small Cap Fund	0.85%	1.25%
RMB International Fund	0.75%	1.15%
RMB Japan Fund	0.90%	1.30%

Any waivers or reimbursements are subject to later adjustment to allow RMB to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than each Fund’s then-applicable expense limitation, provided, however, that RMB shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.

4. Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the period ended December 31, 2017 are summarized below:

RMB Funds	Purchases	Sales
RMB International Small Cap Fund	$95,412	$0
RMB International Fund	$97,628	$0
RMB Japan Fund	$99,079	$0

5. Distribution to Shareholders

Dividends from net investment income, if any exist, are generally declared and paid at least annually for the Funds. Distributions of net realized gains, if any, are declared and paid at least annually for the Funds. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date.

NOTES TO FINANCIAL STATEMENTS	11

Notes to Financial Statements (Continued)

The Funds had no distributions paid during the period ended December 31, 2017. The Funds designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax year ended December 31, 2017.

Certain Funds may also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.

As of December 31, 2017, the components of accumulated earnings/losses on a tax basis were as follows:

	RMB International Small Cap Fund	RMB International Fund	RMB Japan Fund
Cost of investments	$95,412	$97,628	$99,085
Gross unrealized appreciation	$600	$414	$30
Gross unrealized depreciation	$(410)	$(279)	$(389)
Net unrealized appreciation/ depreciation	$190	$135	$(359)
Undistributed ordinary income	—	—	—
Undistributed long-term capital gain	—	—	—
Total distributable earnings	—	—	—
Other accumulated loss	$(50)	$(54)	$(67)
Total accumulated earnings/(losses)	$140	$81	$(426)

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales, and tax basis adjustments for securities contributed in-kind. Other accumulated gain/(loss) is generally comprised of foreign currency gain/(loss).

Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. GAAP requires that permanent differences in net investment income and realized gains and losses due to differences between financial reporting and tax reporting be reclassified between various components of net assets. These reclassifications have no effect on net assets or net asset value per share. For the period ended December 31, 2017, the following table shows the reclassifications made:

	Paid in capital	Undistributed net investment income (loss)	Accumulated net realized gain (loss)
RMB International Small Cap Fund	$(14)	$14	—
RMB International Fund	$(13)	$13	—
RMB Japan Fund	$(8)	$8	—

The permanent differences primarily relate to foreign currency, real estate investment trust (‘‘REIT’’) adjustments with differing book and tax methods, utilization of earnings and profits distributed to shareholders on redemption of shares, realized gains on redemptions in-kind not recognized for tax purposes, and tax basis adjustments for securities contributed in-kind. In order to meet certain excise tax distribution requirements, the Funds are required to measure and distribute annually net capital gains realized during a twelve-month period ending October 31 and net investment income earned during a twelve-month period ending December 31. During the period ended December 31, 2017 the Funds had no capital loss carryforwards, qualified late-year ordinary losses and post-October capital losses.

6. Valuation Measurements

The Funds have adopted fair valuation accounting standards which establish an authoritative definition of fair value and set forth a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received in the sale of an asset or that would be paid to transfer a liability in an orderly transaction between market participants on the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as ‘‘inputs’’) used to value the asset or liability. These standards state that ‘‘observable inputs’’ reflect the assumptions that market participants would use in valuing an asset or liability based on market data obtained from independent sources. ‘‘Unobservable inputs’’ reflect the Funds’ own assumptions about the inputs market participants would use to value the asset or liability. Various inputs are used in determining the value of each Fund’s investments, and the lowest level for any significant input determines leveling. These inputs are summarized in the three broad levels below:

Level 1 — Unadjusted quoted prices in active markets for identical securities to which Funds have access at the date of measurement.

Level 2 — Other significant observable inputs (including quoted prices for similar securities, foreign security indices, foreign exchange rates, and fair value estimates for foreign securities, and changes in benchmark securities indices).

Level 3 — Significant unobservable inputs to the extent observable inputs are unavailable (including the Funds’ own assumptions in determining fair value of investments based on the best available information).

The following table provides the fair value measurements of applicable Fund assets by level within the fair value hierarchy for each Fund as of December 31, 2017. The Funds’ policy is to recognize transfers between Level 1, Level 2, and Level 3 as of the beginning of the fiscal year. There were no transfers into or out of Level 1, Level 2, or Level 3 during the reporting period. These assets are measured on a recurring basis.

12	NOTES TO FINANCIAL STATEMENTS

Notes to Financial Statements (Continued)

RMB International Small Cap Fund

	Level 1	Level 2	Level 3	Total
Equity
Common Stock	$95,602	$—	$—	$95,602
Total Equity	95,602	—	—	95,602
Total Investments in Securities	$95,602	$—	$—	$95,602

RMB International Fund

	Level 1	Level 2	Level 3	Total
Equity
Common Stock	$97,763	$—	$—	$97,763
Total Equity	97,763	—	—	97,763
Total Investments in Securities	$97,763	$—	$—	$97,763

Japan Fund

	Level 1	Level 2	Level 3	Total
Equity
Common Stock	$98,726	$—	$—	$98,726
Total Equity	98,726	—	—	98,726
Total Investments in Securities	$98,726	$—	$—	$98,726

7. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the Funds’ financial statements and have determined there is no impact to the Funds’ financial statements.

NOTES TO FINANCIAL STATEMENTS	13

Other Information (Unaudited)

Understanding Your Fund Expenses

As a shareholder of RMB International Small Cap Fund, RMB International Fund or RMB Japan Fund (the ‘‘Funds’’), you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 27, 2017 (commencement of operations) to December 31, 2017.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid during the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you compare the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/27/2017	Ending Account Value 12/31/2017	Annualized Expense Ratio*	Expenses Paid During the Period*
RMB International Small Cap Fund
Actual Fund Return	$1,000.00	$1,001.00	1.25%	$0.14
Hypothetical 5% Return	$1,000.00	$1,000.41	1.25%	$0.14

RMB International Fund
Actual Fund Return	$1,000.00	$1,000.00	1.15%	$0.13
Hypothetical 5% Return	$1,000.00	$1,000.42	1.15%	$0.13

RMB Japan Fund
Actual Fund Return	$1,000.00	$1,000.00	1.30%	$0.14
Hypothetical 5% Return	$1,000.00	$1,000.41	1.30%	$0.14

*	Expenses are equal to each Fund’s annualized expense ratio indicated above, multiplied by the average account value over the period, multiplied by 4/365 to reflect the period.

14	OTHER INFORMATION

Other Information (Unaudited) (Continued)

Proxy Voting Procedures and Record

A description of the policies and procedures that the Funds use to determine how to vote proxies and information regarding how the Funds voted proxies relating to portfolio securities during the most recent period ended December 31 is available (1) without charge, upon request, by calling (800) 462-2392; (2) by visiting the funds’ website located at http://www.rmbfunds.com; and (3) by visiting the U.S. Securities and Exchange Commission’s (‘‘SEC’’) website located at http://www.sec.gov.

Portfolio Holdings

The funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The funds’ Form N-Q is available (1) by calling (800) 462-2392; (2) by visiting the funds’ website located at http://www.rmbfunds.com; (3) by visiting the SEC’s website at http://www.sec.gov; and (4) for review and copying at the SEC’s Public Reference Room (‘‘PRR’’) in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

Tax Information

Pursuant to Section 854 of the Internal Revenue Code of 1986, the RMB International Small Cap Fund, RMB International Fund and RMB Japan Fund, as amended, designate income dividends of 0%, 0% and 0%, respectively, as qualified dividend income paid during the period ended December 31, 2017. Of the ordinary income (including short-term capital gain) distributions made by the RMB International Small Cap Fund, RMB International Fund and RMB Japan Fund, the percentages which qualify for the dividend received deduction available to corporate shareholders were 0%, 0% and 0%, respectively, for the period ended December 31, 2017. For federal income tax purposes, the RMB International Small Cap Fund, RMB International Fund and RMB Japan Fund designate long-term capital gain dividends of $0, $0, and $0, respectively, for the year ended December 31, 2017.

OTHER INFORMATION	15

Auditor Opinion

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of RMB Investors Trust and
Shareholders of RMB International Small Cap Fund,
RMB International Fund, and RMB Japan Fund

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the RMB International Small Cap Fund, RMB International Fund, and RMB Japan Fund (the ‘‘Funds’’), each a series of the RMB Investors Trust (the ‘‘Trust’’), including the schedule of investments, as of December 31, 2017, the related statements of operations, the statements of changes in net assets and financial highlights for the period December 27, 2017 (commencement of operation) through December 31, 2017, and the related notes (collectively referred to as the ‘‘financial statements’’). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of December 31, 2017, the results of their operations, the changes in their net assets, and their financial highlights for the period December 27, 2017 (commencement of operation) through December 31, 2017, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (‘‘PCAOB’’) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2011.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
February 28, 2018

16	AUDITOR OPINION

Board of Trustees Evaluation and Approval of Investment Advisory Agreement (Unaudited)

RMB Investors Trust (the ‘‘Trust’’) has an Investment Advisory Agreement (the ‘‘Advisory Agreement’’) with RMB Capital Management, LLC (‘‘RMB’’) pursuant to which RMB manages the series of the Trust.

The Investment Company Act of 1940, as amended (the ‘‘1940 Act’’) requires that the Advisory Agreement be approved by both the Board of Trustees (the ‘‘Board’’) and by a majority of the trustees who are not ‘‘interested persons’’ (as defined in the 1940 Act) of the Trust (the ‘‘Independent Trustees’’), voting separately. All of the Trustees of the Trust are Independent Trustees. On December 6, 2017, the Advisory Agreement for three new series of the Trust, RMB Japan Fund, RMB International Fund and RMB International Small Cap Fund (each, a ‘‘Fund,’’ and together, the ‘‘Funds’’), was considered and approved for a period through July 1, 2019 at an in-person meeting of the Board called for that purpose. The Board determined that the terms of the Advisory Agreement were fair and reasonable and approved the Advisory Agreement.

At its September 7, 2017, September 22, 2017, October 9, 2017 and December 6, 2017 meetings, the Trustees discussed the Funds and approval of the Advisory Agreement. At each meeting, the Board received and considered materials relating to, among other matters, the investment and management services to be provided by RMB. The Independent Trustees were advised by and met, as necessary, in executive session with, independent counsel to the Independent Trustees at each meeting at which approval of the Advisory Agreement was considered.

In evaluating the Advisory Agreement, the Board received and reviewed information provided by RMB in response to written requests from the Independent Trustees and their legal counsel, including without limitation information regarding RMB, its affiliates and personnel, operations and financial condition. The Independent Trustees discussed with representatives of RMB (including the portfolio managers of the Funds) the operations of the Funds and the capabilities of RMB to provide advisory services to the Funds.

Among other written and oral information, the Board requested and was provided information regarding:

•	the expected investment performance of each Fund and of independently selected peer groups of funds and of the Funds’ performance benchmarks over various time periods;

•	the investment performance of private funds and accounts managed by RMB with investment strategies similar to the investment strategies of the Funds;

•
each Fund’s proposed advisory fees and other expenses, including information comparing the Funds’ fees and expenses to those of peer groups of funds and information about any applicable expense limitations and fee breakpoints;

•	the fees charged by RMB for investment advisory services, as well as other compensation received by RMB and its affiliates;

•	expense cap arrangements;

•	the total operating expenses of the Funds and an analysis of proposed expenses;

•
comparisons of the investment performance, fees and total expenses of the Funds to mutual funds with similar objectives and strategies managed by other investment advisers prepared by Broadridge Financial Solutions, Inc. (‘‘Broadridge’’), an independent provider of investment company data;

•	investment management staffing and the experience of the investment advisory and other personnel of RMB;

•	the historical quality of the services provided by RMB to other series of the Trust;

•	financial statements and other information regarding the financial condition and prospects of RMB; and

•	the projected profitability to RMB of managing the Funds and the methodology in allocating expenses to the management of the Funds.

Throughout the process, the Board had numerous opportunities to ask questions of and request additional materials from RMB. In considering approval of the Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, none of which by itself was considered dispositive. The material factors and conclusions that formed the basis for the determination of the Board and Independent Trustees to approve the Advisory Agreement are discussed below.

Approval of the Advisory Agreement

1. Nature, Quality and Extent of Services. The Board considered the nature, quality and extent of advisory, administrative and shareholder services provided by RMB, including the portfolio management services provided to the other series of the Trust, the proposed portfolio management services to be provided to the Funds, supervision of operations of other series of the Trust, compliance and regulatory filings for the Funds and proposed disclosures to Fund shareholders, general oversight of service providers, coordination of Fund marketing initiatives, assisting the Independent Trustees in their capacity as trustees and other services.

The Board also considered information on RMB, such as: financial condition; investment professionals’ experience; reputation, financial strength, regulatory history and resources; approach to retention and compensation of investment and other personnel; and management structure.

The Board concluded that the nature, quality and extent of the services proposed to be provided by RMB to the Funds under the Advisory Agreement were appropriate for the Funds and that the Funds and their shareholders were likely to benefit from the provision of those services by RMB.

OTHER INFORMATION	17

Board of Trustees Evaluation and Approval of Investment Advisory Agreement (Unaudited) (Continued)

2. Performance of the Funds. Because the Funds were being launched, the Board did not have historical performance information for the Funds. The Board considered the short-term and long-term investment performance of investment strategies pursued by RMB for other accounts with comparable investment strategies to those proposed for the Funds. In addition, the Board considered the historical performance of the proposed portfolio managers in managing strategies similar to the Funds and met with the portfolio managers to discuss their proposed investment strategies. The Board considered, in particular, the historical performance of certain Japan and international investment strategies managed by the proposed portfolio managers for RMB’s separate accounts and the performance of those accounts against peers.

3. Costs of Services and Profits Realized by RMB.

(a) Costs of Services to Funds: Fees and Expenses. The Board considered each Fund’s proposed management fee rate and expense ratio relative to industry averages for the Fund’s peer group category and the advisory fees charged by RMB to private funds and other accounts with similar investment mandates. The Trustees viewed favorably the current willingness of RMB to limit the total expense ratios of the Funds, including putting in place an agreement to contractually waive fees and reimburse expenses. The Board noted that the contractual management fee and the total expenses for the RMB Japan Fund were above the median within its Broadridge peer group. However, the Board recognized that it was difficult to establish a peer group for the RMB Japan Fund in view of the small number of mutual funds investing exclusively in Japan. The Board noted that the contractual management fee for the RMB International Fund was below the median within its Broadridge peer group and total expenses were above the median. With respect to the RMB International Small Cap Fund, the Board noted that the contractual management fee and total expenses were below the median of its Broadridge peer group. The Board focused particularly on the contractual management fee, insofar as it was difficult to compare total expenses with newly launched Funds that had not yet attracted assets.

The Board concluded that, for each Fund, the contractual management fee would be acceptable based upon the qualifications, experience, reputation and performance of RMB and the overall expense ratio of the Funds given the small size of the Funds.

(b) Profitability and Costs of Services to RMB. The Board considered the materials concerning RMB’s profitability and costs attributable to the Funds. The Board also considered whether the amount of RMB’s profit (if any) would be a fair entrepreneurial profit for the management of the Funds. The Board considered the impact of the relatively small aggregate assets of the Funds on RMB’s fees and the amount of expenses that might be absorbed due to contractual expense waivers. The Board also reviewed financial statements showing RMB’s current financial position. The Board concluded that RMB’s profitability for each Fund would not be excessive, particularly in light of the quality of the services provided to the Funds.

4. Extent of Economies of Scale as the Funds Grow. The Board considered whether there would be economies of scale with respect to the management of the Funds and whether the Funds would appropriately benefit from any economies of scale. The Board noted the proposed fee schedules for the Funds do not have breakpoints on their advisory fees that would otherwise allow investors to benefit directly in the form of lower fees as Fund assets grow. Given the initially small assets in the Funds, the Board determined to continue to review whether and how economies of scale might be achieved for the benefit of Fund investors as and if asset levels materially increased.

5. Other Relevant Considerations

(a) Personnel and Methods. The Board considered the size, education and experience of the staff of RMB. The Board also considered the favorable history, reputation, qualifications and background of RMB, as well as the qualifications of their personnel, and concluded that RMB had sufficient personnel, with appropriate education and experience, to serve the Funds effectively.

(b) Other Benefits. The Board also considered the character and amount of other direct and incidental benefits received by RMB from its association with the Funds, including any soft dollar services received. The Board concluded that potential ‘‘fall-out’’ benefits that RMB might receive (such as greater name recognition or increased ability to obtain research services) appeared to be reasonable, and might in some cases benefit the Funds.

Conclusions

In considering the Advisory Agreement, the Board did not identify any factor as all-important or all-controlling and instead considered the above-listed factors and others collectively in light of the totality of the Funds’ circumstances. Based on this review, it was the judgment of the Board that shareholders of the Funds would receive satisfactory performance at reasonable fees. As a part of its decision-making process, the Board considered, generally, that shareholders invested in the Funds knowing that RMB managed the Funds and knowing their investment management fee schedules and investment philosophies. As such, the Board considered, in particular, whether RMB would manage the Funds in accordance with their investment objectives and policies as disclosed to shareholders.

After full consideration of the above factors, as well as other factors that the Board considered instructive in evaluating the Advisory Agreement, the Board and the Independent Trustees unanimously concluded that approval of the Advisory Agreement was in the best interest of each Fund and its shareholders and, on December 6, 2017, approved the Advisory Agreement through July 1, 2019.

18	OTHER INFORMATION

INDEPENDENT TRUSTEES (Unaudited)

Name, Address and Age	Position Held with the Funds	Term of Office and Time Served	Principal Occupation During the Past 5 Years	Number of Funds Overseen within Trust	Other Directorships held by Trustee During the Past 5 Years
Margaret M. Eisen RMB Investors Trust 115 South LaSalle Street, 34th Floor Chicago, IL 60603 (1953)	Trustee and Chair	Since 2013	Trustee, Smith College (2012–2016); Chief Investment Officer, EAM International LLC (finance and asset management) (2003–2013); and Managing Director, CFA Institute (2005–2008).	6	Board of Trustees, Columbia Acorn Trust (8 series) and Wanger Advisors Trust (4 series) (2002–Present); Board of Directors, IronBridge Funds (3 series) (2017–Present).

Peter Borish RMB Investors Trust 115 South LaSalle Street, 34th Floor Chicago, IL 60603 (1959)	Trustee	Since 2015	President, Computer Trading Corporation (financial consulting firm) (since 1995).	6	None.

William F. Connell RMB Investors Trust 115 South LaSalle Street, 34th Floor Chicago, IL 60603 (1944)	Trustee	Since 2012	Founding Partner, Connell & Andersen LLP, formerly Connell & Taylor (since 1987); and Founding Partner, Connell & Wiener (since 1997).	6	None.

Robert Sabelhaus RMB Investors Trust 115 South LaSalle Street, 34th Floor Chicago, IL 60603 (1948)	Trustee	Since 2015	Retired (since 2008). Formerly, Senior Executive Vice President, Legg Mason Inc.	6	None.

PRINCIPAL OFFICERS
Walter H. Clark RMB Investors Trust 115 South LaSalle Street, 34th Floor Chicago, IL 60603 (1968)	President	Since 2016	Chief Operating Officer of the Adviser (since 2010).	N/A	Director, IronBridge Funds (3 series) (2010–Present).

Maher Harb RMB Investors Trust 115 South LaSalle Street, 34th Floor Chicago, IL 60603 (1968)	Chief Financial Officer, Treasurer and Secretary	Since 2016	Chief Financial Officer of the Adviser (since 2008).	N/A	N/A

John Davis RMB Investors Trust 115 South LaSalle Street, 34th Floor Chicago, IL 60603 (1970)	Chief Compliance Officer	Since 2017	President, Secretary, Chief Executive Officer and Chief Compliance Officer, IronBridge Funds (since 2010); Chief Compliance Officer, IronBridge Capital Management, L.P. (2003–2017).	N/A	N/A

Krista Rivers RMB Investors Trust 115 South LaSalle Street, 34th Floor Chicago, IL 60603 (1970)	Senior Vice President	Since 2016	Senior Vice President, Director of Institutional Client Service of the Adviser (since 2014); and Senior Vice President, Ariel Investments, LLC (1993–2014).	N/A	N/A

Frank A. Passantino RMB Investors Trust 115 South LaSalle Street, 34th Floor Chicago, IL 60603 (1964)	First Vice President, Assistant Secretary and Anti-Money Laundering Compliance Officer	Since 1990 Since 1999
First Vice President of the Adviser (since 2016); First Vice President, Burnham Asset Management Corporation (Funds’ former investment adviser) (1990–2016); and First Vice President, Burnham Securities, Inc. (1990–2016).
				N/A	N/A

Laura A. Flentye RMB Investors Trust 115 South LaSalle Street, 34th Floor Chicago, IL 60603 (1969)	Vice President	Since 2017	Vice President, Chief Administration Officer, of the Adviser (since 2017); Chief Operating Officer and Chief Compliance Officer, Cupps Capital Management (2000–2016).	N/A	N/A

The Statement of Additional Information includes additional information about the trustees and is available, without charge, by calling 1-800-462-2392.

Distributor
Foreside Fund Services, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101

internet: www.foreside.com

Shareholder Returns

Shareholders can obtain the most recent Fund returns by calling 1-(800) 462-2392 or on the Trust’s website at http://www.rmbfunds.com.

Adviser
RMB Capital Management LLC
115 South LaSalle Street, 34th Floor
Chicago, IL 60603

Transfer Agent
BNY Mellon
4400 Computer Drive
Westborough, MA 01581

Custodian
U.S. Bank N.A.
1555 North River Center Drive, Suite 302
Milwaukee, WI 53212

Legal Counsel
Vedder Price
222 North LaSalle Street
Chicago, IL 60601

Independent Trustee Counsel
Perkins Coie
700 13th Street NW, Suite 600
Washington, DC 20005

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Administrator
U.S. Bancorp Fund Services, LLC
2020 East Financial Way, Suite 100
Glendora, CA 91741

OFFICERS OF THE TRUST

Walter H. Clark
President

Maher Harb
Chief Financial Officer, Treasurer and Secretary

John Davis
Chief Compliance Officer

Krista Rivers
Senior Vice President

Frank A. Passantino
First Vice President, Assistant Secretary and
Anti-Money Laundering Compliance Officer

Laura A. Flentye
Vice President

BOARD OF TRUSTEES

Independent Chair
Margaret Eisen

Trustees
Peter Borish
William F. Connell
Robert Sabelhaus
Investment Company Act file number: 811-00994

This report was prepared for current shareholders of the Funds, which are all a part of RMB Investors Trust. To be distributed to potential shareholders, it must be accompanied by a current prospectus.

Because this report gives data about the past, the Funds’ holdings and the managers’ views may have changed since this report was prepared. None of the information in this report is intended as investment advice for individual investors, or as market predictions or securities recommendations, either explicit or implicit.

Privacy Notice

Protecting the privacy of Fund shareholders is important to us. The following is a description of the practices and policies through which the Fund maintains the confidentiality and protects the security of your non-public personal information.

What Information We Collect

In the course of providing services to you, we may collect the following types of ‘‘non-public personal information’’ about you:

•	Information we receive from you on applications or other forms, such as your name, address and social security number, the types and amounts of investments and bank account information, and

•	Information about your transactions with us, our affiliates and others, as well as other account data.

‘‘Non-public personal information’’ is non-public information about you that we obtain in connection with providing a financial product or service to you, such as the information described in the above examples.

‘‘Affiliates’’ include the Funds’ investment adviser and companies that are related to RMB Investors Trust through common control or ownership. The Funds’ investment adviser, RMB Capital Management, LLC, is an Affiliate of the Funds.

What Information We Disclose

We do not disclose non-public personal information about you or any of our former shareholders to anyone, except as permitted by law. We are permitted by law to share any of the information we collect, as described above, with our affiliates. In addition, in the normal course of serving shareholders, information we collect may be shared with companies that perform various services such as transfer agents, custodians and broker-dealers. These companies will use this information only for the services for which we hired them and as allowed by applicable law.

Confidentiality and Security Procedures

To protect your personal information, we permit access only by authorized personnel. We maintain physical, electronic and procedural safeguards to protect the confidentiality, integrity and security of your non-public personal information.

We will continue to adhere to the privacy policies and practices in this notice even after your account is closed or becomes inactive.

Additional Rights

You may have other privacy protections under applicable state laws. To the extent those state laws apply, we will comply with them with respect to your non-public personal information.

PRIVACY NOTICE

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-800-462-2392.

Item 3. Audit Committee Financial Expert.

The registrant's Board of Trustees have determined that there is at least one audit committee financial expert serving on its audit committee. Margaret M. Eisen is the "audit committee financial expert" and is considered to be "independent" as each term is defined in Item 3 of Form N‑CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no "Other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2017	FYE 12/31/2016
Audit Fees	$37,500	$0
Audit-Related Fees	$0	$0
Tax Fees	$7,500	$0
All Other Fees	$0	$0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 12/31/2017	FYE 12/31/2016
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

Non-Audit Related Fees	FYE 12/31/2017	FYE 12/31/2016
Registrant	$0	$0
Registrant's Investment Adviser	$0	$0

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant's President and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant's independent public accountant.  There was no change in the registrant's independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RMB Investors Trust

By:   /s/ Walter H. Clark
               Walter H. Clark, President

Date:                 March 8, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Walter H. Clark
               Walter H. Clark, President

Date:                 March 8, 2018

By:   /s/ Maher Harb
               Maher Harb, Chief Financial Officer and Treasurer

Date:                                   March 8, 2018